Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Contractual interest earned	$ 243,115	$ 214,539	$ 224,474
Amortization
Amortization of fair value hedge	(259)	(281)	(300)
Amortization of loan origination fees (net of amortized costs)	6,026	6,847	5,436
Amortization of fair value adjustment on purchased loans	508	439	1,046
Total loan interest income	249,390	221,544	230,656
Balance of unamortized fair value hedge included in loans as at year end	836	1,095	1,376
Balance of unamortized loan fees included in loans as at year end	$ 11,878	$ 11,926	$ 12,204